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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                   	Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Floating Rate Trust
                  SCHEDULE OF INVESTMENTS 8/31/08 (unaudited)

Principal
Amount
USD ($)                                                              Value ($)
                 COLLATERALIZED LOAN OBLIGATIONS - 1.4% of Net Assets* Financial - 1.4%
1,000,000  (a)(b)ACA CLO, Ltd. 2007-1A D,  5.141%, 6/15/22 (144A)       545,900
1,000,000  (a)(b)Goldman Sachs Asset Management CLO, Plc, 2007-1A       593,700
1,000,000  (a)(b)Gulf Stream Sextant CLO, Ltd., 2007-1A D, 5.214%,      626,900
1,000,000  (a)(b)Landmark CDO, Ltd., 2007-9A E, 6.291%, 4/15/21 (1      501,100
1,000,000  (a)(b)Primus CLO, Ltd., 2007-2A D,  5.191%, 7/15/21 (14      643,100
1,000,000  (a)(b)Rampart CLO, Ltd., 2006-1A, 6.34%, 4/18/21 (144A)      532,401
1,000,000  (a)(b)Stanfield McLaren CLO, Ltd., 2007-1A B2L, 7.31%,       557,656
2,000,000  (a)(b)Stone Tower CLO, Ltd., 2007-6A C, 4.139%, 4/17/21    1,080,000
                 TOTAL COLLATERALIZED LOAN OBLIGATIONS                5,080,757
                 (Cost $6,060,620)

                 SENIOR SECURED FLOATING RATE LOAN INTERESTS  - 142.0%  of Net
Assets*
                 Aerospace - 4.6%
2,525,889        AWAS Capital, Inc., First Lien Term Loan, 4.563%,    2,115,432
990,000          Delta Airlines, Inc., Credit-Linked Deposit Loan,      834,281
1,980,000        Delta Airlines, Inc., Second Lien Term Loan, 5.71    1,457,775
2,828,933        DTN, Inc., Tranche C Term Loan, 5.463% - 5.815%,     2,708,704
903,163          IAP Worldwide Services, Inc., First Lien Term Loa      712,747
6,869,899        Northwest Airlines, Inc., Term Loan, 4.47%, 8/21/    5,753,540
4,950,000        US Airways Group, Inc., Term Loan, 4.969%, 3/24/1    3,455,719
                                                                     17,038,198
                 Broadcasting - 3.3%
11,115,966       Univision Communications, Inc., Initial Term Loan    8,982,323
3,789,428        Young Broadcasting, Inc., Term Loan, 5.313%, 11/3    3,173,646
                                                                     12,155,969
                 Cable/Wireless Video - 17.8%
752,152     EURO Amsterdamse Beheer-EN Consultingmaatschappij B.V.    1,065,188
390,705     EURO Amsterdamse Beheer-EN Consultingmaatschappij B.V.      553,312
1,142,857   EURO Amsterdamse Beheer-EN Consultingmaatschappij B.V.    1,618,500
857,143     EURO Amsterdamse Beheer-EN Consultingmaatschappij B.V.    1,213,875
857,143     EURO Amsterdamse Beheer-EN Consultingmaatschappij B.V.    1,213,875
19,634,691 (a)(c)Broadstripe LLC, First Lien Term Loan, 6.7% - 9.6   19,277,732
1,428,204  (a)   Broadstripe LLC, Revolver, 9.79% - 9.81%, 6/30/11    1,406,781
11,359,962       Cequel Communications LLC, Term Loan, 4.791% - 6.   10,653,520
15,588,005       Charter Communications Operating LLC, Replacement   13,674,141
6,930,000        Knology, Inc., Term Loan, 5.038%, 6/30/12            6,444,900
6,500,000        WideOpenWest Finance LLC, First Lien Term Loan, 5    5,687,500
3,100,338        WideOpenWest Finance LLC, Second Lien Term Loan,     2,464,769
                                                                     65,274,093
                 Chemicals - 3.9%
14,937,469       Solutia, Inc., Term Loan, 8.5%, 2/28/14             14,447,340

                 Consumer - Durables - 3.0%
1,636,797        Rexair LLC, First Lien Term Loan, 6.713% - 7.051%    1,514,037
9,500,000        Wm. Wrigley Jr. Co., Tranche B Term Loan, 3.75%,     9,553,438
                                                                     11,067,475
                 Consumer - Non-Durables - 1.3%
992,481    (a)   Appleseed's Intermediate Holdings, Inc., First Li      650,075
616,029          Solo Cup Co., Term Loan B-1, 5.97% - 6.31%, 2/27/      600,188
3,987,817        Spectrum Brands, Inc., Dollar Term Loan B, 6.669%    3,452,783
201,369          Spectrum Brands, Inc., Letter of Credit Loan, 2.3      174,352
                                                                      4,877,398
                 Diversified Media - 14.3%
8,906,250  (a)   Cydcor, Inc., First Lien Tranche B Term Loan, 9.0    8,371,875
968,816     EURO Mediannuaire Holding, Term Loan B-2, 6.736%, 10/1    1,105,863
968,816     EURO Mediannuaire Holding, Term Loan C, 7.236%, 10/9/1    1,105,863
9,073,268        Metro-Goldwyn-Mayer, Inc., Tranche B Term Loan, 6    6,924,038
989,975          Metro-Goldwyn-Mayer, Inc., Tranche B-1 Term Loan,      755,475
1,975,000        Penton Media Holdings, Inc., First Lien Term Loan    1,510,875
3,500,000        Penton Media Holdings, Inc., Second Lien Term Loa    2,493,750
19,523,810  AUD  SMG H5 Pty, Ltd., Facility Term Loan A, 10.339%,    15,143,029
2,968,973        Sunshine Acquisition, Ltd., Facility Term Loan, 4    2,553,317
11,880,000       Tribune Co., Initial Tranche B Advance Term Loan,    8,220,960
3,160,000        Tribune Co., Tranche X Advance Term Loan, 5.478%,    3,039,920
1,398,851        Wallace Theater Corp., First Lien Term Loan, 6.06    1,300,932
                                                                     52,525,897

                 Energy - 6.6%
2,200,000        Big West Oil LLC, Delayed Advance Term Loan, 4.47    1,947,000
1,760,000        Big West Oil LLC, Initial Advance Term Loan, 4.68    1,557,600
582,918          Coffeyville Resources LLC, Funded LC Loan, 2.691%      536,285
1,886,876        Coffeyville Resources LLC, Tranche D Term Loan, 5    1,735,926
5,000,000        Crusader Energy Group, Inc., Second Lien Term Loa    4,900,000
466,276          Delphi Acquisition Holding I B.V., Facility Term       430,839
466,276          Delphi Acquisition Holding I B.V., Facility Term       443,254
2,000,000  (a)   III Exploration II, L.P., Second Lien Term Loan,     1,550,000
2,963,625  (a)   III Exploration II, L.P., Term Loan, 5.96% - 8.15    2,474,627
645,369    (a)(d)Monitor U.S. Finco, Inc., Second Lien Term Loan,       306,551
1,000,000  (a)   Panda Hereford Ethanol, L.P., Tranche A Term Loan      650,000
1,250,000        TARH E&P Holdings, L.P., First Lien Term Loan, 4.    1,225,000
4,797,043  (c)   Value Creation, Inc., Term Loan, 10.291%, 7/7/12     4,437,265
2,000,000        Venoco, Inc., Second Lien Term Loan, 6.813%, 9/20    1,885,000
                                                                     24,079,347
                 Financial - 1.1%
529,767          HUB International Holdings, Inc., Delayed Draw Te      482,088
3,033,088        HUB International Holdings, Inc., Initial Term Lo    2,760,110
1,000,000        Kepler Holdings, Ltd., Term Loan, 8.313%, 6/30/09      945,000
                                                                      4,187,198
                 Food & Tobacco - 2.3%
985,000          Aramark Canada, Ltd., Canadian Term Loan, 4.676%,      909,586
1,777,471        OSI Restaurant Partners LLC, Incremental Term Loa    1,370,134
142,337          OSI Restaurant Partners LLC, Pre-Funded Revolver       109,718
4,950,000        Pinnacle Foods Finance LLC, Term Loan, 5.236% - 5    4,536,987
1,974,998        Sturm Foods, Inc., Initial Term Loan, 5.25% - 5.3    1,634,311
                                                                      8,560,736
                 Forest Products & Containers - 0.2%
809,500          Newark Group, Inc., Credit-Link Letter of Credit       724,503
166,667          Newark Group, Inc., Term Loan, 10.5%, 3/9/13           149,167
                                                                        873,670
                 Gaming & Leisure - 7.2%
2,428,571        Alpha Topco, Ltd., Facility Term Loan B-1, 4.713%    2,231,857
1,669,643        Alpha Topco, Ltd., Facility Term Loan B-2, 4.713%    1,534,402
5,000,000  (a)(d)Fontainebleau Florida Hotel LLC, Tranche C Term L    4,550,000
1,333,333        Fontainebleau Las Vegas LLC, Initial Term Loan, 6    1,053,333
2,369,368  (d)   Ginn LA Conduit Lender, Inc., First Lien Tranche     1,006,981
5,077,235  (d)   Ginn LA Conduit Lender, Inc., First Lien Tranche     2,157,825
587,649    (a)(d)Lake at Las Vegas Joint Venture, Revolving Credit      117,530
5,041,889  (c)(d)Lake at Las Vegas Joint Venture, Term Loan, 10.75    1,008,378
1,765,105  (a)   Lake at Las Vegas Joint Venture, Term Loan, 11.97    1,766,208
3,500,000  (a)   MetroFlag BP LLC, Second Lien Term Loan, 11.472%,    2,765,000
2,960,994  (d)   Pivotal Promontory LLC, First Lien Term Loan, 7.5    2,117,110
1,000,000  (a)   WAICCS Las Vegas 3 LLC, First Lien Term Loan, 5.9      860,000
4,500,000  (a)   WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 11    3,802,500
1,637,333        Yellowstone Mountain Club LLC, First Lien Term Lo    1,387,640
                                                                     26,358,764
                 Healthcare - 18.1%
1,985,234        Aveta, Inc., MMM Original Term Loan, 7.97% - 7.99    1,819,798
294,916          Aveta, Inc., NAMM New Term Loan, 7.97% - 7.99%, 8      270,340
531,424          Aveta, Inc., NAMM Original Term Loan, 7.97% - 7.9      487,139
1,626,944        Aveta, Inc., PHMC Acquisition Term Loan, 7.97% -     1,491,366
5,235,550        CCS Medical, Inc., First Lien Term Loan, 6.06%, 9    4,319,329
4,536,632        CHS/Community Health Systems, Inc., Funded Term L    4,298,459
1,362,545  (a)   DSI Renal, Inc., Facility Term Loan, 5.056%, 3/31    1,178,602
571,429          Fenwal, Inc., First Lien Delayed Draw Term Loan,       503,214
3,385,714        Fenwal, Inc., Initial First Lien Term Loan, 4.899    2,981,545
2,709,643        Golden Gate National Senior Care LLC, First Lien     2,547,064
2,000,000        Golden Gate National Senior Care LLC, Second Lien    1,840,000
2,000,000        Graceway Pharmaceuticals LLC, Mezzanine Loan, 11.    1,560,000
20,685,000       HCA, Inc., Tranche B Term Loan, 5.051%, 11/18/13    19,418,044
2,969,466        LifeCare Holdings, Term Loan, 7.05%, 8/11/12         2,579,723
1,000,000        Medical Staffing Network, Inc., Second Lien Term       965,000
7,967,481        Mylan, Inc., U.S. Tranche B Term Loan, 5.75% - 6.    7,899,901
9,850,000        Talecris Biotherapeutics Holdings Corp., First Li    9,579,125
2,947,547        Triumph HealthCare Second Holdings LLC, First Lie    2,741,218
                                                                     66,479,867

                 Housing - 5.4%
1,394,286        Associated Materials, Inc., Term Loan, 4.97%, 8/2    1,303,657
6,049,149        Atrium Companies, Inc., Closing Date Term Loan, 6    5,020,793
2,198,455        Custom Building Products, Inc., First Lien Term L    1,912,656
9,600,554        Realogy Corp., Initial Term Loan B, 5.462%, 10/10    7,970,456
2,831,285        Realogy Corp., Synthetic Letter of Credit Loan, 2    2,350,555
1,945,057        Rhodes Companies LLC , First Lien Term Loan, 6.19    1,278,875
                                                                     19,836,992
                 Information Technology - 9.3%
2,549,965        Applied Systems, Inc., Term Loan, 5.295% - 5.301%    2,422,467
4,949,749        Freescale Semiconductor, Inc., Term Loan, 4.236%,    4,438,920
2,360,546        Infor Enterprise Solutions Holdings, Inc., Delaye    2,006,464
2,970,000  (a)   Infor Enterprise Solutions Holdings, Inc., Dollar    2,502,225
4,524,379        Infor Enterprise Solutions Holdings, Inc., Initia    3,845,722
1,466,667        Infor Enterprise Solutions Holdings, Inc., Second      909,333
2,533,333        Infor Enterprise Solutions Holdings, Inc., Second    1,504,167
619,999          Inovis International, Inc., Term Loan, 6.0%%, 11/      619,999
4,604,651        Keane International, Inc., Closing Date Term Loan    3,367,151
348,837          Keane International, Inc., Synthetic Letter of Cr      255,087
1,087,500        Quantum Corp., Term Loan, 6.196%, 7/14/14              967,875
3,327,536        Serena Software, Inc., Term Loan, 4.68%, 3/11/13     3,057,174
7,786,525        SunGard Data Systems, Inc., New U.S. Term Loan, 4    7,336,370
938,462          Verint Systems, Inc., Term Loan, 5.736%, 5/27/14       856,346
                                                                     34,089,300
                 Manufacturing - 1.1%
996,924          FCI USA, Inc., Facility Term Loan B-1, 4.862%, 3/      942,094
996,924          FCI USA, Inc., Tranche Term Loan B-5-B, 4.862%, 1      942,094
1,760,079        Generac Acquisition Corp., First Lien Term Loan,     1,369,928
1,000,000        Hunter Defense Technologies, Inc., Term Loan, 6.0      870,000
                                                                      4,124,116
                 Metals & Minerals - 1.5%
1,417,222        Algoma Steel, Inc., Term Loan, 4.98%, 6/20/13        1,344,590
4,344,919        Murray Energy Corp., First Lien Tranche B Term Lo    4,279,745
                                                                      5,624,335
                 Retail - 10.3%
8,878,117        Blockbuster, Inc., Tranche B Term Loan, 6.88% - 7    8,377,134
2,882,468        Burlington Coat Factory Warehouse Corp., Term Loa    2,252,830
3,000,000        Dollar General Corp., Tranche B-1 Term Loan, 5.21    2,679,375
3,000,000        Dollar General Corp., Tranche B-2 Term Loan, 5.21    2,679,375
2,666,667        Guitar Center, Inc., Term Loan, 5.97%, 10/9/14       2,300,000
15,765,928 (a)(d)Home Interiors & Gifts, Inc., Initial Term Loan,     3,941,482
1,974,874        Michaels Stores, Inc., Replacement Term Loan, 4.7    1,533,614
338,762          Movie Gallery, Inc., First Lien Synthetic Letter       239,392
8,739,891  (c)   Movie Gallery, Inc., First Lien Term Loan, 10.0%     6,176,192
5,000,000        Spirit Finance Corp., Term Loan, 5.801%, 8/1/13      3,712,500
3,980,100        Toys R Us - Delaware, Inc., Tranche B Term Loan,     3,815,920
                                                                     37,707,814
                 Service - 3.9%
994,987          First Data Corp., Initial Tranche B-1 Term Loan,       914,628
3,762,938  (a)   Inmar, Inc., Term Loan, 4.97%, 4/29/13               3,499,532
5,303,980        Sabre, Inc., Initial Term Loan, 4.463% - 4.799%,     4,067,856
985,000          Total Safety U.S., Inc., First Lien Tranche B Ter      945,600
5,739,444        Travelport LLC, Delayed Draw Term Loan, 4.719%, 8    4,827,113
                                                                     14,254,729
                 Telecommunications - 5.3%
496,250          Aeroflex, Inc., Tranche B-1 Term Loan, 6.063%, 8/      471,438
496,250          Aeroflex, Inc., Tranche B-2 Term Loan, 6.563%, 8/      471,438
1,000,000        Hargray Acquisition Co., Second Lien Term Loan, 8      835,000
3,970,000        Integra Telecom Holdings, Inc., Term Loan, 6.894%    3,632,550
6,500,000        Level 3 Financing, Inc., Term Loan, 4.714% - 5.03    5,912,290
626,719          PAETEC Holding Corp., Replacement Term Loan, 4.96      573,447
2,000,000        Pine Tree Holdings, Inc., Second Lien Term Loan,     1,950,000
1,410,000        Stratos Global Corp., Facility Term Loan B, 5.301    1,343,025
1,500,000   EURO Wind Telecomunicazione S.p.A., Facility Term Loan    2,123,870
1,500,000   EURO Wind Telecomunicazione S.p.A., Facility Term Loan    2,123,870
                                                                     19,436,928

                 Transportation - 6.4%
9,075,710        Delphi Corp., Initial Tranche C Term Loan, 8.5%,     7,570,658
924,290          Delphi Corp., Subsequent Tranche C Term Loan, 8.5      771,012
7,868,891        Ford Motor Co., Term Loan, 5.47%, 12/16/13           6,127,899
1,604,818  (d)   Gainey Corp., Term Loan, 9.9% - 11.25%, 4/20/12        657,976
2,992,500        General Motors Corp., Secured Term Loan, 5.163%,     2,237,127
3,950,000        Key Safety Systems, Inc., First Lien Term Loan, 4    2,863,750
1,031,532        SIRVA Worldwide, Inc., Term Loan, 9.2% - 9.5%, 5/    1,026,374
681,301          SIRVA Worldwide, Inc., Revolving Credit Loan, 9.5      677,894
2,075,671        SIRVA Worldwide, Inc., Second Lien Term Loan, 8.1    1,702,050
                                                                     23,634,740
                 Utility - 8.8%
4,400,000        ANP Funding I LLC, Tranche A Term Loan, 6.288%, 7    4,359,665
2,996,425        Bosque Power Co. LLC, Term Loan, 5.25%, 1/16/15      2,951,478
217,194          Boston Generating LLC, First Lien Revolving Credi      192,759
775,691          Boston Generating LLC, First Lien Synthetic LC Lo      688,426
3,453,532        Boston Generating LLC, First Lien Term Loan, 5.05    3,065,010
1,754,777        Coleto Creek Power, L.P., First Lien Synthetic LC    1,596,847
3,614,964        Coleto Creek Power, L.P., First Lien Term Loan, 5    3,289,617
4,900,000        Coleto Creek Power, L.P., Second Lien Term Loan,     4,152,750
1,999,741  (d)   GBGH LLC, First Lien Advance Term Loan, 9.5%, 8/7    1,959,746
281,250          Mach Gen LLC, First Lien Synthetic Letter of Cred      268,875
2,673,935        Mach Gen LLC, First Lien Term Loan B, 4.81%, 2/22    2,556,282
2,992,462        Texas Competitive Electric Holdings Co. LLC, Init    2,797,330
747,290          TPF Generation Holdings LLC, First Lien Synthetic      721,789
3,688,180        TPF Generation Holdings LLC, First Lien Term Loan    3,562,321
234,260          TPF Generation Holdings LLC, Synthetic Revolver D      226,266
                                                                     32,389,161
                 Wireless Communication - 6.3%
1,139,683  (a)   Clearwire Corp., Delayed Draw Term Loan, 8.47% -     1,054,207
5,658,942        Clearwire Corp., Term Loan, 8.68%, 7/3/12            5,234,522
9,800,000        Cricket Communications, Inc., Term Loan B, 5.696%    9,699,276
7,393,573        MetroPCS Wireless, Inc., New Tranche B Term Loan,    7,081,024
                                                                     23,069,029
                  TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                 (Cost $595,846,577)                                522,093,096

                 CLAIMS - 0.0% of Net Assets
                 Aerospace - 0.0%
1,200,000  (a)(e)Northwest Airlines, Inc., ALPA Claim-Escrow, 2.5%       15,000
2,500,000  (a)(e)Northwest Airlines, Inc., Bell Atlantic Claim-Esc       31,250
2,500,000  (a)(e)Northwest Airlines, Inc., EDC Claim-Escrow, 5.32%       31,250
2,130,600  (a)(e)Northwest Airlines, Inc., Flight Attendant Claim-       26,633
1,500,000  (a)(e)Northwest Airlines, Inc., GE Pre-petition Claim,        18,750
1,264,500  (a)(e)Northwest Airlines, Inc., IAM Claim-Escrow, 2.5%        15,806
1,404,900  (a)(e)Northwest Airlines, Inc., Retiree Claim-Escrow, 2       17,561
                  TOTAL CLAIMS
                 (Cost $847,575)                                        156,250

                 CONVERTIBLE BONDS & NOTES - 0.4% of Net Assets
                 Cable/Wireless Video - 0.4%
3,951,000        Charter Communications, Inc., 6.5%, 10/1/27          1,535,951
                  TOTAL CONVERTIBLE BONDS & NOTES
                 (Cost $4,085,967)                                    1,535,951

                 CORPORATE NOTES - 12.0%  of Net Assets
                 Cable/Wireless Video - 0.2%
1,000,000        CCH I LLC, 11.0%, 10/1/15                              767,500

                 Chemicals - 0.6%
2,940,000        Georgia Gulf Corp., 9.5%, 10/15/14                   2,160,900

                 Healthcare - 6.9%
15,000,000 (a)   Azithromycin Royalty Sub LLC, 16.0%, 5/15/19 (144   15,000,000
5,000,000  (a)   Fosamprenavir PhaRMA, 15.5%, 6/15/18 (144A)          5,000,000
3,000,000  (a)   Pharma V, 13.0%, 10/15/13 (144A)                     3,090,000
941,757    (a)(b)Pharma VI, 8.061%, 10/15/14 (144A)                     913,504
1,500,000  (a)   TCD PhaRMA, 16.0%, 4/15/24 (144A)                    1,500,000
                                                                     25,503,504
                 Information Technology - 1.2%
400,000    (b)   Freescale Semiconductor, Inc., 6.651%, 12/15/14        295,000
5,000,000  (b)   NXP BV/NXP Funding LLC, 5.541%, 10/15/13             3,887,500
                                                                      4,182,500
                 Retail - 2.4%
4,500,000        Blockbuster, Inc., 9.0%, 9/1/12                      3,566,250
7,000,000        Claire's Stores, Inc., 10.5%, 6/1/17                 2,590,000
2,500,000        Dollar General Corp., 10.625%, 7/15/15               2,506,250
                                                                      8,662,500
                 Transportation - 0.7%
3,000,000  (b)   American Tire Distributors, Inc., 9.041%, 4/1/12     2,670,000

                  TOTAL CORPORATE NOTES
                 (Cost $47,415,835)                                  43,946,904
Shares
                 COMMON STOCK - 0.3% of Net Assets
                 Aerospace - 0.1%
35,416     (e)   Northwest Airlines Corp.                               346,368

                 Transportation - 0.2%
12,887     (f)   SIRVA Worldwide, Inc. (144A)                           902,089
                 TOTAL COMMON STOCK
                 (Cost $1,891,631)                                    1,248,457

                 WARRANTS - 0.0% of Net Assets
                 Wireless Communication - 0.0%
400,000    (a)(e)Clearwire Corp., Exp. 8/15/10 (144A)                    80,000
                 TOTAL WARRANTS
                 (Cost $956,752)                                         80,000

Principal
Amount
USD ($)                                                                   Value

                 TEMPORARY CASH INVESTMENT - 9.4% of Net Assets
                 Repurchase Agreement - 9.4%
6,910,000        Bank of America Corp., 2.12%, dated 8/29/08, repurchase price of $6,910,000 plus accrued
                 interest on 9/2/08 collateralized by $10,412,909 Federal
National Mortgage
                 Association, 5.0%, 3/1/35                            6,910,000

6,910,000        Barclays Plc, 2.12%, dated 8/29/08, repurchase price of
$6,910,000 plus accrued
                 interest on 9/2/08 collateralized by $7,137,285 Federal
National Mortgage
                 Association, 5.5%, 5/1/38-7/1/38                     6,910,000

6,915,000        Deutsche Bank AG, 2.14%, dated 8/29/08, repurchase price of
$6,915,000 plus accrued
                 interest on 9/2/08 collateralized by the following:
                 $1,292,077 Federal Home Loan Mortgage Corp., 5.806%-
6.425%,9/1/33-1/1/37
                 $1,500,537 Federal National Mortgage Association, 5.0%-7.0%,
11/1/20-5/1/48
                 $1,238,760 Federal National Mortgage Association (ARM), 4.915%-
6.303%, 6/1/35-9/1/36
                 $6,251,361 Freddie Mac Giant, 4.5%-7.0%, 6/1/23-8    6,915,000

6,910,000     JPMorgan Chase & Co., 2.13%, dated 8/29/08, repurchase price of
$6,910,000 plus accrued
                 interest on 9/2/08 collateralized by $9,429,788 Federal National Mortgage Association,
                 5.0%-6.5%, 12/1/16-6/1/38                            6,910,000

6,910,000    Merrill Lynch & Co.,  2.12%, dated 8/29/08, repurchase price of
$6,910,000 plus accrued
                 interest on 9/2/08 collateralized by the following:
                 $7,785,388 Freddie Mac Giant, 5.0%-6.5%,5/1/34-8/1/38
                 $948,179 Government National Mortgage Association    6,910,000
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $34,555,000)                                  34,555,000

                 TOTAL INVESTMENTS IN SECURITIES - 165.5%
                 (Cost $691,659,957) (g)                            608,696,415
                 OTHER ASSETS AND LIABILITIES - (1.7)%               (6,363,956)
                 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
                 DIVIDENDS PAYABLE - (63.8)%                       (234,603,737)
                 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100  367,728,722


         * Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
                 Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.


    (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2008 the value of these securities amounted to $31,566,350 or 8.6% of total net assets applicable to common shareowners.

       (a) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $110,465,735. The aggregate value$91,545,438 represents 24.9% of the total net assets.

       (b) Floating Rate Note. The rate shown is the coupon rate at August 31, 2008.

       (c) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

       (d)       Security is in default and is non-income producing.

       (e)       Non-income producing.

       (f)       Security is fair valued.

       (g) At August 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $691,749,977 was as follows:

                 Aggregate gross unrealized gain for all investments in which
                 there is an excess of value over tax cost           $2,794,268

                 Aggregate gross unrealized loss for all investments in which
                 there is an excess of tax cost over value          (85,847,830)
                   Net unrealized loss                             ($83,053,562)

                   For financial reporting purposes net unrealized loss on
                 investments was $82,963,542. and cost of
                   investments aggregated $691,659,957.

                 Principal amounts are denominated in U.S. dollars unless otherwise noted.
                 AUD - Australian Dollar
                 EURO - Euro

           For the period ended August 31, 2008, the Trust had unfunded loan commitments of approximately $8,951,000 which would be extended at the option of the borrower, pursuant to the following loan agreements:
                                                                       Unfunded
                                                                     Commitment
                 Borrower                                         (in Thousands)
                 CHS/Community Health Systems, Inc., Delayed Draw$           232
                 Cricket Communications, Inc., Revolver Loan               2,000
                 Fontainebleau Las Vegas LLC, Delayed Draw Term Lo           667
                 HUB International Holdings, Inc., Delayed Draw Te           152
                 Manitowoc Co., Inc., Term Loan B                          5,000
                 SIRVA Worldwide, Inc., Revolving Credit Loan                900
                                                                 $         8,951


Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of August
    31, 2008, in valuing the Fund's assets:
                                                                   Investments
Valuation Inputs                                                   in Securities
Level 1 - Quoted Prices                                                  346,368
Level 2 - Other Significant Observable Inputs                        602,367,201
Level 3 - Significant Unobservable Inputs                              5,982,846
Total                                                                608,696,415

Following is a reconciliation of assets valued using
significant unobservable inputs (Level 3):
                                                                   Investments
                                                                   in Securities
Balance as of 11/30/07                                                         0
Realized gain (loss)                                                           0
Change in unrealized appreciation (depreciation)                     (1,347,729)
Net purchases (sales)                                                  7,330,576
Transfers in and out of Level 3                                                0
Balance as of 8/31/08                                                  5,982,847


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2008

* Print the name and title of each signing officer under his or her signature.